Restructuring and Other Costs, Net Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Additional accruals and adjustments to accruals (see table above)									$ 19.7	$ 24.0	$ 30.5
Acquisition (income) expenses									(3.6)	2.9	20.2
Integration expenses									22.8	23.0	20.2
Net property, plant and equipment									18.6	14.8	17.7
Severance and other employee costs									10.1	0.6	0.3
Equipment relocation									5.4	4.1	2.1
Facility carrying costs									5.7	5.9	1.9
Other									(0.7)	(0.1)	0.4
Total restructuring and other costs, net	$ 26.0	$ 23.5	$ 12.4	$ 16.1	$ 23.1	$ 13.7	$ 28.1	$ 10.3	$ 78.0	$ 75.2	$ 93.3